Commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Guarantees [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases as at the year end were:

	2017	2018
No later than one year	11,929	15,820
Later than one year not later than three years	20,297	26,599
Later than three year not later than five years	11,251	22,584
Later than five years	22,656	38,031
	66,133	103,034